UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020				$ 13,613	$ 53,686,741	$ (1,316,735)	$ 52,383,619
Balance (in shares) at Dec. 31, 2020	13,121,238	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the registered direct offerings (Note 7)				42,406	156,824,134	0	156,866,540
Issuance of common stock pursuant to the registered direct offerings (Note 7) (in shares)	42,405,770	0	0
Issuance of common stock pursuant to warrant exercises (Note 7)				34,429	83,386,517	0	83,420,946
Issuance of common stock pursuant to warrant exercises (Note 7) (in shares)	34,428,840	0	0
Issuance of common stock pursuant to the ATM Program (Note 7)				3,563	9,690,183	0	9,693,746
Issuance of common stock pursuant to the ATM Program (Note 7) (in shares)	3,563,407
Net income				0	0	7,602,568	7,602,568
Balance at Jun. 30, 2021				94,011	303,587,575	6,285,833	309,967,419
Balance (in shares) at Jun. 30, 2021	93,519,255	480,000	12,000
Balance at Dec. 31, 2021				94,622	303,658,153	39,181,595	342,934,370
Balance (in shares) at Dec. 31, 2021	94,610,088	0	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	47,729,784	47,729,784
Balance at Jun. 30, 2022				$ 94,622	$ 303,658,153	$ 86,911,379	$ 390,664,154
Balance (in shares) at Jun. 30, 2022	94,610,088	0	12,000